Note 8 - Deposits (Details) - Scheduled Maturities of Time Deposits $ in Thousands	Dec. 31, 2014 USD ($)
Scheduled Maturities of Time Deposits [Abstract]
2015	$ 40,704
2016	14,993
2017	11,336
2018	7,412
2019 and thereafter	1,326
Total	$ 75,771